Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2024
Capital structure [abstract]
Summary of Capital Structure

The capital structure as at March 31, 2023 and 2024 was as follows:

	As at March 31,
	2023		2024		% Change
Equity attributable to the equity shareholders of the Company	₹	781,164	₹	749,883	(4.0)%
As percentage of total capital		82%		82%

Current loans, borrowings and bank overdrafts		88,821		79,166
Non-current loans and borrowings		61,272		62,300
Current and non-current lease liabilities		24,573		23,183
Total loans, borrowings and bank overdrafts and lease liabilities	₹	174,666	₹	164,649	(5.7)%
As percentage of total capital		18%		18%

Total capital	₹	955,830	₹	914,532	(4.3)%